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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003
                                       --------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment:         [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Taconic Offshore Management LLC
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Address:    450 Park Avenue, 8th Floor
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            New York, NY 10022
            ------------------------------------------

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Form 13F File Number:
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein            New York, NY                    Aug 13, 2003
----------------------  --------------------------------------   ---------------

Report Type (Check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


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                                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                              -----------------------

Form 13F Information Table Entry Total:            35
                                              -----------------------

Form 13F Information Table Value Total:        74,865
                                              -----------------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                               TITLE                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        OF CLASS        CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHRD      NONE
        --------------        --------        -----   --------   -------   ---  ----  ----------  --------  ----   ----      ----
Aether Sys 6.00%
  Due 3/22/2005             Note 6% 3/2     00808VAA3   4,622   4,716,344  PRN           Sole                              4,716,344
Bay View Cap Corp
  Calif                        Common       07262L101     869     150,366  SH            Sole               150,366
Canada Life
  Finl Corp                    Common       135113108   7,857     238,349  SH            Sole               238,349
Circuit
  City Store Inc               Common       172737108     911     103,554  SH            Sole               103,554
CKE Restaurants Nts          Note 4.25%     12561EAB1   4,838   4,949,782  PRN           Sole                              4,949,782
Computer Horizons
  Corp                         Common       205908106     691     152,094  SH            Sole               152,094
Concord EFS Inc                Common       206197105   2,213     150,338  SH            Sole               150,338
Cosine Communications
  Inc                          Common       221222607     186      30,682  SH            Sole                30,682
Dreyers Grand Ice
  Cream                        Common       261878102   7,278      92,007  SH            Sole                92,007
Fidelity National
  Soltns Inc                   Common       31620P109   1,691      64,845  SH            Sole                64,845
Genesis Microchip
  Inc Del                      Common       37184C103     889      65,626  SH            Sole                65,626
Gucci Grp NY                   Common       401566104   1,671      17,050  SH            Sole                17,050
Hercules Inc                   Common       427056106   1,799     181,682  SH            Sole               181,682
HSBC Holdings             Sponsor ADR New   404280406   5,811      98,310  SH            Sole                98,310
ITWO 5.25%                   Note 5.25%     465754AF6     364     469,425  PRN           Sole                                469,425
Keynote Systems                Common       493308100     255      24,290  SH            Sole                24,290
Metamore WorldWide
  Inc                      Note 2.94% 8/1   59133PAA8   2,346   5,721,356  PRN           Sole                              5,721,356
Natural MicroSystems
  Corp                    Note 5.000% 10/1  638882AA8     563     751,081  PRN           Sole                                751,081
Northwest Airlines
  Corp                          CL A        667280101     424      37,554  SH            Sole                37,554
Precise Software
  Solutions                    Common       M41450103   4,194     219,561  SH            Sole               219,561
Premiere Technologies      Note 5.75% 7/0   74058FAC6   3,316   3,418,076  PRN           Sole                              3,418,076
Quintiles Transnational        Common       748767100   3,542     249,613  SH            Sole               249,613
Redback Networks          Note 5.000% 4/0   757209AB7   2,240   5,708,212  PRN           Sole                              5,708,212
Redback Networks Inc           Common       757209101      68      75,312  SH            Sole                75,312
RFS Hotel Invs Inc             Common       74955J108     447      36,315  SH            Sole                36,315
SFE 5 6/15/2006            SB NT CV 5%06    786449AE8   4,100   5,061,480  PRN           Sole                              5,061,480
Taubman Centers Inc            Common       876664103   5,037     262,878  SH            Sole               262,878
Tellium                        Common       87967E107      87      93,885  SH            Sole                93,885
Tower Automotive            Note 5.000%     891707AE1     368     375,540  PRN           Sole                                375,540
Turnstone Systems              Common       900423104   2,024     800,069  SH            Sole               800,069
UAL Corp                  Common Par $0.01  902549500     148     187,920  SH            Sole               187,920
Vertex Pharmaceuticals
  Inc                     Note 5.000% 9/1   92532FAD2     631     751,081  PRN           Sole                                751,081
Whitman Education
  Group                        Common       966524100   1,105      71,961  SH            Sole                71,961
Wiltel Communications
  Group Inc                    Common       972487102     789      53,552  SH            Sole                53,552
WR Grace & Co                  Common       38388F108   1,491     338,149  SH            Sole               338,149
TOTAL VALUE                                            74,865
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